Matthews India Fund	September 30, 2022

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.2%

	Shares	Value

FINANCIALS: 38.3%
Banks: 25.2%
ICICI Bank, Ltd.	4,055,302	$42,577,663
HDFC Bank, Ltd.	2,412,021	41,789,464
Kotak Mahindra Bank, Ltd.	852,919	18,930,102
Axis Bank, Ltd.	2,095,146	18,733,624
IndusInd Bank, Ltd.	1,280,081	18,499,328
Bandhan Bank, Ltd.[b,c,d]	5,416,345	17,610,779

		158,140,960

Consumer Finance: 13.1%
Bajaj Finance, Ltd.	390,532	34,893,274
Shriram City Union Finance, Ltd.	1,100,949	23,511,537
Cholamandalam Investment and Finance Co., Ltd.	2,042,561	18,252,418
Shriram Transport Finance Co., Ltd.	397,046	5,806,005

		82,463,234

Total Financials		240,604,194

CONSUMER DISCRETIONARY: 14.7%
Automobiles: 4.5%
Maruti Suzuki India, Ltd.	189,585	20,465,067
TVS Motor Co., Ltd.	618,717	7,798,487

		28,263,554

Hotels, Restaurants & Leisure: 3.7%
Lemon Tree Hotels, Ltd.[b,c,d]	13,004,862	13,769,247
Restaurant Brands Asia, Ltd.[c]	6,050,383	9,561,358

		23,330,605

Textiles, Apparel & Luxury Goods: 2.0%
Titan Co., Ltd.	298,431	9,489,325
Page Industries, Ltd.	5,701	3,534,201

		13,023,526

Auto Components: 1.7%
Bosch, Ltd.	35,000	6,762,567
Varroc Engineering, Ltd.[b,c,d]	952,523	3,833,089

		10,595,656

Internet & Direct Marketing Retail: 1.5%
FSN E-Commerce Ventures, Ltd.[c]	358,611	5,547,711
Zomato, Ltd.[c]	4,956,126	3,750,388

		9,298,099

Household Durables: 1.3%
Crompton Greaves Consumer Electricals, Ltd.	1,596,009	8,040,161

Total Consumer Discretionary		92,551,601

INFORMATION TECHNOLOGY: 11.2%
IT Services: 11.2%
Infosys, Ltd.	1,723,707	29,548,293
Tata Consultancy Services, Ltd.	566,219	20,751,302
Larsen & Toubro Infotech, Ltd.[b,d]	158,943	8,610,262
Persistent Systems, Ltd.	118,184	4,656,049
Tech Mahindra, Ltd.	319,769	3,925,030
HCL Technologies, Ltd.	276,313	3,138,109

Total Information Technology		70,629,045

	Shares	Value

INDUSTRIALS: 8.9%
Machinery: 4.9%
Ashok Leyland, Ltd.	7,665,183	$14,271,819
Cummins India, Ltd.	849,820	12,419,484
Greaves Cotton, Ltd.	2,297,645	4,186,688

		30,877,991

Electrical Equipment: 2.1%
Havells India, Ltd.	455,780	7,519,972
ABB India, Ltd.	152,322	5,750,453

		13,270,425

Transportation Infrastructure: 1.0%
Gujarat Pipavav Port, Ltd.	5,896,635	6,274,693

Industrial Conglomerates: 0.9%
Siemens, Ltd.	167,038	5,658,385

Total Industrials		56,081,494

CONSUMER STAPLES: 8.7%
Personal Products: 6.7%
Hindustan Unilever, Ltd.	733,716	24,197,438
Dabur India, Ltd.	2,536,695	17,776,599

		41,974,037

Food Products: 1.4%
Britannia Industries, Ltd.	185,889	8,747,141

Tobacco: 0.6%
VST Industries, Ltd.	95,276	3,779,903

Total Consumer Staples		54,501,081

MATERIALS: 6.5%
Chemicals: 5.3%
Asian Paints, Ltd.	225,195	9,206,338
Pidilite Industries, Ltd.	203,382	6,683,669
Gujarat Fluorochemicals, Ltd.	136,136	6,561,868
PI Industries, Ltd.	162,915	5,969,620
Carborundum Universal, Ltd.	427,452	4,687,513

		33,109,008

Metals & Mining: 1.2%
APL Apollo Tubes, Ltd.	617,151	7,809,522

Total Materials		40,918,530

HEALTH CARE: 5.8%
Pharmaceuticals: 4.3%
Laurus Labs, Ltd.[b,d]	2,084,275	13,062,986
Neuland Laboratories, Ltd.	444,483	7,403,691
Sun Pharmaceutical Industries, Ltd.	586,337	6,809,622

		27,276,299

Health Care Equipment & Supplies: 1.5%
Poly Medicure, Ltd.	882,088	9,350,313

Total Health Care		36,626,612

matthewsasia.com | 800.789.ASIA	1

Matthews India Fund	September 30, 2022

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

ENERGY: 3.5%
Oil, Gas & Consumable Fuels: 3.5%
Reliance Industries, Ltd.	745,661	$21,640,632

Total Energy		21,640,632

COMMUNICATION SERVICES: 0.6%
Interactive Media & Services: 0.6%
Info Edge India, Ltd.	85,224	4,005,484

Total Communication Services		4,005,484

TOTAL COMMON EQUITIES		617,558,673

(Cost $549,136,081)

NON-CONVERTIBLE CORPORATE BONDS: 0.0%

	Face Amount	Value

CONSUMER STAPLES: 0.0%
Food Products: 0.0%
Britannia Industries, Ltd.
5.500%, 06/03/2024	INR 1,996,476	23,778

Total Consumer Staples		23,778

TOTAL NON-CONVERTIBLE CORPORATE BONDS		23,778

(Cost $27,435)

Value

TOTAL INVESTMENTS: 98.2%	$617,582,451
(Cost $549,163,516)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.8%	11,068,428

NET ASSETS: 100.0%	$628,650,879

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2022, the aggregate value is $56,886,363, which is 9.05% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

INR	Indian Rupee

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS